Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C.  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com





March 6, 2002



VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re: The Advisors' Inner Circle Fund (File Nos. 33-42484 and 811-06400) Filing Pursuant to 497(j)
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The Advisors' Inner Circle Fund that the prospectuses and Statements of Additional Information dated March 1, 2002 for the AIG Money Market Fund, CRA Realty Shares Portfolio, C&B Large Cap Value Portfolio, C&B Tax-Managed Value Portfolio, C&B Mid Cap Value Portfolio, FMC Select Fund, FMC Strategic Value Fund, HGK Equity Value Fund, HGK Mid Cap Value Fund, Japan Smaller Companies Fund, LSV Value Equity Fund, Sterling Capital Balanced Fund, Sterling Capital Small Cap Value Fund, Toews Nasdaq-100(R) Hedged Index Fund and Toews S&P 500(R) Hedged Index Fund that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 49 filed electronically on February 28, 2002.




Please do not hesitate to contact me at 202/739.5875 or John Ford at 202/739.5856 should you have any questions.


Sincerely,

/s/ Thomas P. Lemke

Thomas P. Lemke




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